Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	¥ 937,769	¥ 716,673
Consolidated, Income (loss) before income taxes		235,941	103,045
Consolidated, Long-lived assets		476,360		¥ 488,440
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	292,423	202,420
Consolidated, Income (loss) before income taxes		33,120	(6,776)
Consolidated, Long-lived assets		107,408		121,633
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	177,770	109,768
Consolidated, Income (loss) before income taxes		(1,804)	(15,125)
Consolidated, Long-lived assets		57,318		62,063
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	23,467	24,030
Consolidated, Income (loss) before income taxes		25,398	4,459
Consolidated, Long-lived assets		31,424		33,820
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	493,660	336,218
Consolidated, Income (loss) before income taxes		56,714	(17,442)
Consolidated, Long-lived assets		196,150		217,516
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	444,109	380,455
Consolidated, Income (loss) before income taxes		179,227	¥ 120,487
Consolidated, Long-lived assets		¥ 280,210		¥ 270,924

[1]	There is no revenue derived from transactions with a single major external customer.